Net Loss per Share - Summary of Earnings Per Share, Basic and Diluted (Detail) - USD ($) $ / shares in Units, $ in Thousands	3 Months Ended				6 Months Ended		12 Months Ended
	Jun. 30, 2021	Mar. 31, 2021	Jun. 30, 2020	Mar. 31, 2020	Jun. 30, 2021	Jun. 30, 2020	Dec. 31, 2020	Dec. 31, 2019
Numerator for basic and diluted net loss per share:
Net loss and comprehensive loss	$ (11,090)	$ (10,019)	$ (5,689)	$ (5,245)	$ (21,109)	$ (10,934)	$ (17,985)	$ (29,875)
Net loss attributable to MarkForged, Inc. common stockholders							$ (18,811)	$ (31,284)
Denominator for basic and diluted net loss per share:
Weighted average shares outstanding	41,853,841		39,980,784		41,638,004	39,856,193	40,258,968	38,673,218
Net loss per common share:
Basic	$ (0.26)		$ (0.14)		$ (0.51)	$ (0.27)	$ (0.47)	$ (0.81)
Diluted	$ (0.26)		$ (0.14)		$ (0.51)	$ (0.27)	$ (0.47)	$ (0.81)
Common Stock [Member]
Numerator for basic and diluted net loss per share:
Deemed dividend							$ (826)	$ (624)
Series Seed Redeemable Convertible Preferred Stock [Member]
Numerator for basic and diluted net loss per share:
Deemed dividend							$ 0	$ (785)